Subsequent Events (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended						6 Months Ended
	Sep. 30, 2006	Dec. 29, 2013	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Jun. 29, 2014 The Providence Journal [Member]	Jun. 29, 2014 June 30 Acquisitions [Member]
Restricted share grants granted in the period	792,500	15,870	100,000	266,795	198,846	268,680
Total publications acquired		5						20
Total purchase price		$ 8,000					$ 46,000
Total circulation		56						54
Interest rate swap notional amount		6,250
Interest rate swap fixed interest rate		1.50%
Total number of businesses acquired								2
Purchase price, including working capital								15,849
Number of daily publications acquired							1	6
Number of weekly publications acquired							2	10
Number of shoppers acquired								4
Cash paid for acquisition								9,849
Funds from Revolving Credit Facility used for acquisition								$ 6,000
Total daily circulation							72
Total Sunday circulation							96